                                                               February 28, 1999
[ARTWORK APPEARS HERE]




                                                                Evergreen Select

                                                              Money Market Funds

                                                                   Annual Report




                                      [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ...................................................   1

Evergreen Select Money Market Fund
   Fund at a Glance ......................................................   2

Evergreen Select Municipal Money Market Fund
   Fund at a Glance ......................................................   3

Evergreen Select Treasury Money Market Fund
   Fund at a Glance ......................................................   4

Evergreen Select 100% Treasury Money Market Fund
   Fund at a Glance ......................................................   5

Financial Highlights

   Evergreen Select Money Market Fund ....................................   6
   Evergreen Select Municipal Money Market Fund ..........................   7
   Evergreen Select Treasury Money Market Fund ...........................   8
   Evergreen Select 100% Treasury Money Market Fund ......................   9

Schedule of Investments

   Evergreen Select Money Market Fund ....................................  10
   Evergreen Select Municipal Money Market Fund ..........................  14
   Evergreen Select Treasury Money Market Fund ...........................  20
   Evergreen Select 100% Treasury Money Market Fund ......................  22

Statements of Assets and Liabilities .....................................  23

Statements of Operations .................................................  24

Statements of Changes in Net Assets ......................................  25

Combined Notes to Financial Statements ...................................  27

Report of Independent Accountants ........................................  33

Additional Information ...................................................  34

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

     This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

                ---------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
                ---------------------------------------------------------------

                          Evergreen Distributor, Inc.
      Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------

                                  April 1999

Dear Shareholders:

We are pleased to provide the Evergreen Select Money Market Funds annual report covering the year ended February 28, 1999.

[PHOTO OF WILLIAM M. ENNIS MANAGING DIRECTOR APPEARS HERE]
William M. Ennis
Managing Director


[PHOTO OF DAVID C. FRANCIS, CFA MANAGING DIRECTOR APPEARS HERE]
David C. Francis, CFA
Managing Director

Increased Market Volatility in 1998

Throughout 1998, interest rates continued their decline and inflation remained low; however, during the first two months of 1999 interest rates increased slightly. Because of the significant market volatility in the third quarter of 1998 and the subsequent rebound in the 4th quarter, we believe investors should be prepared for additional volatility. We remain optimistic about the economy overall because, for almost seven years, the economy has sustained a low inflation level along with low unemployment and solid growth. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

It is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete or has completed the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/s/ David C. Francis

David C. Francis, CFA
Managing Director
Chief Investment Officer
First Capital Group

--------------
1 The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                   Fund at a Glance as of February 28, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                          Commercial Paper -- 57.6%
                          Corporate Notes/Bonds -- 32.9%
                          Funding Agreements -- 4.6%
                          Municipals -- 2.8%
                          Certificates of Deposit -- 1.0%
                          Mutual Fund Shares -- 0.6%
                          Repurchase Agreements -- 0.5%

                                   Portfolio
                                   Management
                                 --------------

                     [PHOTO OF KELLIE ALLEN APPEARS HERE]
                                  Kellie Allen
                              Tenure: November 1996


                    [PHOTO OF BRYAN K. WHITE APPEARS HERE]
                                 Bryan K. White
                              Tenure: November 1996


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                           Lipper
                                                Inst.       Inst.
                                    Inst.      Service      Money     90-day
                                   Shares      Shares      Markets   Treasury
                                  (Class I)   (Class IS)   Average     Bill
Inception Date                    11/19/96     11/26/96
 ................................................................................
Average Annual Total Return
 ................................................................................
One year return                     5.53%       5.27%       5.20%      4.77%
 ................................................................................
Since Inception                     5.63%       5.37%        --         --
 ................................................................................
7-day annualized yield              5.02%       4.77%        --         --
 ................................................................................
30-day annualized yield             5.01%       4.76%        --         --
 ................................................................................
12-month distributions             $0.054      $0.051        --         --
 ................................................................................



--------------------------------------------------------------------------------
                           ANNUALIZED 7-DAY YIELDS
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                     Class I  Class IS


                        3/98          5.60       5.35
                        4/98          5.55       5.31
                        5/98          5.53       5.28
                        6/98          5.49       5.24
                        7/98          5.52       5.27
                        8/98          5.49       5.23
                        9/98          5.51       5.26
                        10/98         5.31       5.06
                        11/98         5.28       5.04
                        12/98         5.29       5.04
                        1/99          5.00       4.75
                        2/99          5.02       4.77


Total Net Assets: $5,096,187,897

Average Maturity:  61 days

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                   Fund at a Glance as of February 28, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                         Variable Rate Demand Notes -- 92.2%
                         Put Bonds -- 4.0%
                         Bonds & Notes -- 1.6%
                         Commercial Paper -- 1.4%
                         Mutual Fund Shares -- 0.8%

                                   Portfolio
                                   Management
                                 --------------

                   [PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
                                Steven C. Shachat
                                Tenure: May 1998


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                          Lipper
                                                           Inst.
                                                            Tax
                                               Inst.       Exempt
                                    Inst.     Service      Money     90-day
                                   Shares     Shares      Markets   Treasury
                                  (Class I)  (Class IS)   Average    Bill
Inception Date                    11/20/96    11/25/96
 ................................................................................
Average Annual Total Return
 ................................................................................
One year return                     3.52%      3.27%       3.10%     4.77%
 ................................................................................
Since Inception                     3.59%      3.33%        --        --
 ................................................................................
7-day annualized yield              3.00%      2.75%        --        --
 ................................................................................
30-day annualized yield             2.71%      2.46%        --        --
 ................................................................................
12-month distributions            $0.035      $0.032        --        --
 ................................................................................


--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                      Class I  Class IS

                         3/98          3.61       3.36
                         4/98          4.09       3.84
                         5/98          3.78       3.53
                         6/98          3.75       3.50
                         7/98          3.64       3.39
                         8/98          3.47       3.22
                         9/98          4.06       3.81
                         10/98         3.35       3.10
                         11/98         3.41       3.16
                         12/98         4.01       3.76
                         1/99          2.97       2.72
                         2/99          3.00       2.75



Total Net Assets: $1,001,243,347
Average Maturity: 11 days

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Select Treasury Money Market Fund
--------------------------------------------------------------------------------

                   Fund at a Glance as of February 28, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                          Repurchase Agreements -- 76.1%
                          U.S. Treasury Notes -- 23.5%
                          Mutual Fund Shares -- 0.4%

                                   Portfolio
                                  Management
                                --------------

                     [PHOTO OF KELLIE ALLEN APPEARS HERE]
                                  Kellie Allen
                              Tenure: November 1996


                    [PHOTO OF BRYAN K. WHITE APPEARS HERE]
                                 Bryan K. White
                              Tenure: November 1996

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                            Lipper
                                                             Inst.
                                                              U.S.
                                                 Inst.     Treasury
                                    Inst.       Service      Money     90-day
                                   Shares       Shares      Markets   Treasury
                                  (Class I)   (Class IS)    Average     Bill
Inception Date                    11/20/96     11/27/96
 ................................................................................
Average Annual Total Return
 ................................................................................
One year return                     5.24%       4.97%        4.86%      4.77%
 ................................................................................
Since Inception                     5.39%       5.13%         --         --
 ................................................................................
7-day annualized yield              4.65%       4.40%         --         --
 ................................................................................
30-day annualized yield             4.63%       4.38%         --         --
 ................................................................................
12-month distributions             $0.051      $0.049         --         --
 ................................................................................


--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                     Class I  Class IS


                        3/98          5.46       5.21
                        4/98          5.32       5.07
                        5/98          5.32       5.07
                        6/98          5.42       5.17
                        7/98          5.40       5.15
                        8/98          5.42       5.17
                        9/98          5.23       4.98
                        10/98         4.80       4.55
                        11/98         4.71       4.46
                        12/98         4.77       4.52
                        1/99          4.65       4.40
                        2/99          4.65       4.40


Total Net Assets:        $3,533,382,009
Average Maturity:            50 days

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                   Fund at a Glance as of February 28, 1999

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

                           U.S. Treasury Bills -- 56.3%
                           U.S. Treasury Notes -- 43.7%


                                   Portfolio
                                  Management
                                --------------

                     [PHOTO OF KELLIE ALLEN APPEARS HERE]
                                  Kellie Allen
                              Tenure: December 1997

                    [PHOTO OF BRYAN K. WHITE APPEARS HERE]
                                 Bryan K. White
                              Tenure: December 1997


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
                                                           Lipper
                                                            Inst.
                                                             U.S.
                                                Inst.      Treasury
                                    Inst.      Service      Money     90-day
                                   Shares       Shares     Markets   Treasury
                                  (Class I)   (Class IS)   Average    Bill
Inception Date                     12/8/97     12/23/97
 ................................................................................
Average Annual Total Return
 ................................................................................
One year return                     4.88%       4.62%       4.86%      4.77%
 ................................................................................
Since Inception                     4.96%       4.69%        --         --
 ................................................................................
7-day annualized yield              4.48%       4.23%        --         --
 ................................................................................
30-day annualized yield             4.41%       4.16%        --         --
 ................................................................................
12-month distributions             $0.048      $0.045        --         --
 ................................................................................

--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                     Class I  Class IS


                        3/98          5.18       4.93
                        4/98          5.09       4.84
                        5/98          4.89       4.65
                        6/98          4.83       4.58
                        7/98          5.08       4.83
                        8/98          5.01       4.77
                        9/98          4.79       4.54
                        10/98         4.43       4.18
                        11/98         4.49       4.23
                        12/98         4.52       4.26
                        1/99          4.37       4.12
                        2/99          4.48       4.23


Total Net Assets: $644,548,118
Average Maturity:  75 days

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                               E V E R G R E E N
                           Select Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Year Ended February 28,
                                          --------------------------------
                                             1999        1998     1997 (a)
 CLASS I SHARES
 Net asset value, beginning of period     $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                         0.054       0.056     0.015
 .............................................................................
 Less distributions to shareholders from
  net investment income                       (0.054)     (0.056)   (0.015)
                                          ----------  ----------  --------
 .............................................................................
 Net asset value, end of period           $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Total return                                   5.53%       5.71%     1.57%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)    $2,853,495  $1,051,741  $575,331
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                       0.21%       0.20%     0.07%+
 .............................................................................
 Net investment income                          5.35%       5.60%     5.48%+
 .............................................................................
                                             Year Ended February 28,
                                          --------------------------------
                                             1999        1998     1997 (b)
 CLASS IS SHARES
 Net asset value, beginning of period     $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                         0.051       0.053     0.014
 .............................................................................
 Less distributions to shareholders from
  net investment income                       (0.051)     (0.053)   (0.014)
                                          ----------  ----------  --------
 .............................................................................
 Net asset value, end of period           $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Total return                                   5.27%       5.45%     1.40%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)    $2,242,693  $1,215,348  $867,294
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                       0.46%       0.45%     0.32%+
 .............................................................................
 Net investment income                          5.12%       5.33%     5.24%+
 .............................................................................

(a) For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
+ Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended February 28,
                                              ----------------------------
                                                1999      1998    1997 (a)
 CLASS I SHARES
 Net asset value, beginning of period         $   1.00  $   1.00  $   1.00
                                              --------  --------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                           0.035     0.036     0.010
 .............................................................................
 Less distributions to shareholders from net
  investment income                             (0.035)   (0.036)   (0.010)
                                              --------  --------  --------
 .............................................................................
 Net asset value, end of period               $   1.00  $   1.00  $   1.00
                                              --------  --------  --------
 .............................................................................
 Total return                                     3.52%     3.67%     0.96%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)        $857,242  $441,988  $206,124
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                         0.18%     0.10%     0.05%+
 .............................................................................
 Net investment income                            3.41%     3.63%     3.50%+
 .............................................................................
                                               Year Ended February 28,
                                              ----------------------------
                                                1999      1998    1997 (b)
 CLASS IS SHARES
 Net asset value, beginning of period         $   1.00  $   1.00  $   1.00
                                              --------  --------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                           0.032     0.034     0.008
 .............................................................................
 Less distributions to shareholders from net
  investment income                             (0.032)   (0.034)   (0.008)
                                              --------  --------  --------
 .............................................................................
 Net asset value, end of period               $   1.00  $   1.00  $   1.00
                                              --------  --------  --------
 .............................................................................
 Total return                                     3.27%     3.41%     0.85%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)        $144,002  $ 61,778  $ 14,295
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                         0.42%     0.35%     0.30%+
 .............................................................................
 Net investment income                            3.17%     3.34%     3.19%+
 .............................................................................

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
+ Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                      Select Treasury Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Year Ended February 28,
                                          --------------------------------
                                             1999        1998     1997 (a)
 CLASS I SHARES
 Net asset value, beginning of period     $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                         0.051       0.055     0.015
 .............................................................................
 Less distributions to shareholders from
  net investment income                       (0.051)     (0.055)   (0.015)
                                          ----------  ----------  --------
 .............................................................................
 Net asset value, end of period           $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Total return                                   5.24%       5.51%     1.49%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)    $2,061,540  $1,256,701  $367,771
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                       0.21%       0.18%     0.06%+
 .............................................................................
 Net investment income                          5.10%       5.42%     5.24%+
 .............................................................................
                                             Year Ended February 28,
                                          --------------------------------
                                             1999        1998     1997 (b)
 CLASS IS SHARES
 Net asset value, beginning of period     $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                         0.049       0.052     0.013
 .............................................................................
 Less distributions to shareholders from
  net investment income                       (0.049)     (0.052)   (0.013)
                                          ----------  ----------  --------
 .............................................................................
 Net asset value, end of period           $     1.00  $     1.00  $   1.00
                                          ----------  ----------  --------
 .............................................................................
 Total return                                   4.97%       5.25%     1.33%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)    $1,471,842  $1,005,059  $509,369
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                       0.45%       0.43%     0.31%+
 .............................................................................
 Net investment income                          4.81%       5.17%     4.98%+
 .............................................................................

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.
+ Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                    Select 100% Treasury Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                             Year Ended
                                                            February 28,
                                                         ------------------
                                                           1999    1998 (a)
 CLASS I SHARES
 Net asset value, beginning of period                    $   1.00  $   1.00
                                                         --------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                                      0.048     0.012
 .............................................................................
 Less distributions to shareholders from net investment
  income                                                   (0.048)   (0.012)
                                                         --------  --------
 .............................................................................
 Net asset value, end of period                          $   1.00  $   1.00
                                                         --------  --------
 .............................................................................
 Total return                                                4.88%     1.18%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)                   $546,122  $245,004
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                                    0.17%     0.20%+
 .............................................................................
 Net investment income                                       4.72%     5.18%+
 .............................................................................
                                                            Year Ended
                                                           February 28,
                                                         ------------------
                                                           1999    1998 (b)
 CLASS IS SHARES
 Net asset value, beginning of period                    $   1.00  $   1.00
                                                         --------  --------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                                      0.045     0.009
 .............................................................................
 Less distributions to shareholders from net investment
  income                                                   (0.045)   (0.009)
                                                         --------  --------
 .............................................................................
 Net asset value, end of period                          $   1.00  $   1.00
                                                         --------  --------
 .............................................................................
 Total return                                                4.62%     0.93%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)                   $ 98,426   $ 5,497
 .............................................................................
 Ratios to average net assets
 .............................................................................
 Expenses                                                    0.40%     0.42%+
 .............................................................................
 Net investment income                                       4.41%     4.74%+
 .............................................................................

(a) For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.
(b) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.
+ Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Select Money Market Fund

                            Schedule of Investments
                               February 28, 1999

  Principal
   Amount                                                             Value
 CERTIFICATES OF DEPOSIT - 1.0%
 $20,000,000 Rabobank Nederland N.V.,
              5.75%, 4/27/99...................................   $   19,998,505
  25,000,000 Swedbank Sparbanken Svenge,
              5.85%, 5/14/99...................................       24,997,575
   8,000,000 Swiss Bank (New York),
              5.65%, 3/5/99....................................        7,999,958
                                                                  --------------
             Total Certificates of Deposit
              (cost $52,996,038)...............................       52,996,038
                                                                  --------------
 COMMERCIAL PAPER - 57.5%
             Asset-Backed - 38.7%
  40,131,000 Allomon Funding Corp.,
              4.88%, 3/4/99....................................       40,114,680
             Alpine Securitization Corp.:
  83,934,000 4.87%, 3/12/99....................................       83,809,102
 120,115,000 4.88%, 3/4/99.....................................      120,066,152
             Atlantic Asset Securitization Corp.:
  25,000,000 4.88%, 3/5/99.....................................       24,986,444
  76,032,000 4.88%, 3/16/99....................................       75,877,402
             Barton Capital Corp.:
  75,000,000 4.85%, 4/9/99.....................................       74,605,938
  47,451,000 4.90%, 4/9/99.....................................       47,199,114
  29,270,000 Bavaria Global Corp.,
              4.90%, 4/6/99....................................       29,126,577
             Broadway Capital Corp.:
  30,000,000 4.89%, 3/5/99.....................................       29,983,700
  35,467,000 4.90%, 3/5/99.....................................       35,447,690
  16,055,000 4.90%, 3/8/99.....................................       16,039,703
  20,077,000 4.90%, 3/12/99....................................       20,046,940
  75,286,000 4.92%, 3/26/99....................................       75,028,773
  75,000,000 Budget Funding Corp.,
              4.85%, 4/1/99....................................       74,686,771
             Concord Minutemen:
  30,000,000 4.86%, 3/17/99....................................       29,935,200
  70,000,000 4.91%, 3/22/99....................................       69,799,508
  50,000,000 Corporate Recievables Corp.,
              4.87%, 3/11/99...................................       49,932,361
  15,000,000 Gotham Funding Corp.,
              4.96%, 3/24/99...................................       14,952,467
             Greenwich Funding Corp.:
 100,000,000 4.87%, 3/11/99....................................       99,864,722
  62,719,000 4.87%, 3/16/99....................................       62,591,733
             Lyon Short Term Funding Corp.:
  35,201,000 4.84%, 3/16/99....................................       35,130,011
  66,941,000 4.88%, 4/12/99....................................       66,559,883
             Moat Funding LLC:
  40,000,000 4.90%, 4/5/99.....................................       39,809,444
  50,000,000 4.92%, 4/1/99.....................................       49,788,167
  50,000,000 4.95%, 4/7/99.....................................       49,745,625
  50,000,000 5.32%, 3/16/99....................................       49,889,167
  30,000,000 5.37%, 3/16/99....................................       29,932,875
  31,483,000 Park Avenue Recreation Corp.,
              4.85%, 3/10/99...................................       31,444,827
  45,000,000 Special Purpose Accounts Recreation,
              4.87%, 3/18/99...................................       44,896,512
  50,000,000 Standard Credit Card Master Trust I,
              4.86%, 3/3/99....................................       49,986,500

  Principal
   Amount                                                             Value
 COMMERCIAL PAPER - continued
             Asset Backed - continued
 $28,122,000 Thames Asset Global Gold Sch.,
              4.86%, 3/24/99...................................   $   28,034,681
             Thames Asset Global Securitization Corp.:
  24,633,000 4.87%, 4/7/99.....................................       24,509,705
  53,347,000 4.88%, 4/6/99.....................................       53,086,667
  30,000,000 5.27%, 3/19/99....................................       29,920,950
  56,256,000 Triple A One Funding Corp.,
              4.90%, 4/9/99....................................       55,957,374
             Westways Funding Corp.:
  35,000,000 4.87%, 4/14/99....................................       34,791,672
  90,704,000 4.88%, 3/9/99.....................................       90,605,637
  47,889,000 4.88%, 3/10/99....................................       47,830,575
  30,000,000 4.88%, 3/15/99....................................       29,943,067
  25,502,000 Windmill Funding Corp.,
              4.86%, 3/24/99...................................       25,422,816
  33,109,000 Wood Street Funding Corp.,
              4.87%, 3/26/99...................................       32,997,027
                                                                  --------------
                                                                   1,974,378,159
                                                                  --------------
             Banks - 2.1%
  75,000,000 Deutsche Bank AG (New York),
              5.16%, 1/12/00...................................       75,000,000
   5,000,000 Societe Generale,
              5.82%, 4/1/99....................................        4,999,919
             Unibanco,
              (LOC: West Deutsche Landes Bank):
  25,000,000 5.49%, 4/15/99....................................       24,828,437
                                                                  --------------
                                                                     104,828,356
                                                                  --------------
             Finance & Insurance - 14.7%
  50,000,000 Aetna Svcs., Inc.,
              4.98%, 3/1/99....................................       50,000,000
  50,000,000 Aristar, Inc.,
              4.93%, 3/15/99...................................       49,904,139
  30,000,000 Ascot Capital Corp.,
              4.88%, 3/26/99...................................       29,898,333
  18,000,000 Bankers Trust (New York),
              4.88%, 3/2/99....................................       17,997,560
             Gotham Funding Corp.:
  30,000,000 5.00%, 3/5/99.....................................       29,983,334
  30,000,000 5.00%, 3/8/99.....................................       29,970,833
  30,000,000 5.02%, 3/10/99....................................       29,962,350
 150,000,000 Lexington Parker Capital Corp.,
              4.88%, 3/3/99....................................      149,959,333
  50,000,000 Mitsubishi Int'l. Corp.,
              5.10%, 4/21/99...................................       49,638,750
             Mont Blanc Capital Corp.:
  55,000,000 4.87%, 4/12/99....................................       54,687,508
  75,000,000 4.89%, 3/15/99....................................       74,857,375
  37,400,000 4.89%, 4/9/99.....................................       37,201,874
  34,719,000 Monte Rosa Capital Corp.,
              4.87%, 3/15/99...................................       34,653,246
  35,000,000 Old Line Funding Corp.,
              4.87%, 3/5/99....................................       34,981,061

                              E V E R G R E E N
                           Select Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                            Value
 COMMERCIAL PAPER - continued
             Finance & Insurance - continued
             PHH Corp.:
 $50,000,000 5.00%, 3/8/99....................................   $   49,951,389
  25,000,000 5.00%, 4/28/99...................................       24,798,611
                                                                 --------------
                                                                    748,445,696
                                                                 --------------
             Industrial Specialty Products & Services - 2.0%
             Johnson Controls, Inc.:
  50,000,000 4.87%, 3/1/99....................................       50,000,000
  50,000,000 5.35%, 3/5/99....................................       49,970,278
                                                                 --------------
                                                                     99,970,278
                                                                 --------------
             Total Commercial Paper
              (cost $2,927,622,489)...........................    2,927,622,489
                                                                 --------------
 CORPORATE BONDS & NOTES - 32.8%
             Asset-Backed - 10.7%
  29,800,000 Asset Backed Capital Fin., Inc.,
              4.90%, 3/5/99...................................       29,783,775
             Beta Financial Corp.:
  10,000,000 5.69%, 3/5/99 (a)................................       10,000,000
  22,000,000 5.745%, 3/16/99 (a)..............................       22,004,160
  55,000,000 Bravo Trust Series,
              5.08%, 4/15/99 (a)..............................       55,000,000
             Centauri Fin. Corp.:
  10,000,000 5.49%, 3/26/99 (a)...............................       10,000,000
             FRN:
  40,000,000 5.15%, 1/19/00 (a)...............................       40,000,000
  50,000,000 5.196%, VRDN (a).................................       50,000,000
             Contimortgage Home Equity Loan Trust:
  28,617,255 5.51%, 9/15/99...................................       28,617,255
  18,000,000 Heller Pass-Through Asset Trust,
              6.35%, 8/15/99..................................       18,059,804
  30,000,000 Liberty Lighthouse United States Capital, MTN,
              5.26%, 2/10/00..................................       30,000,000
  33,000,000 Restructured Asset Securitization, 5.14%, VRDN
              (a).............................................       33,000,000
             Sigma Fin. Corp.:
 120,000,000 4.86%, 3/26/99 (a)...............................      119,595,000
  40,000,000 4.99%, VRDN (a)..................................       40,000,000
  33,900,000 5.192%, 2/24/00 (a)..............................       33,899,666
  25,000,000 5.705%, 3/2/99 (a)...............................       25,000,000
                                                                 --------------
                                                                    544,959,660
                                                                 --------------
             Automotive Equipment & Manufacturing - 1.1%
  17,706,000 Ford Motor Credit Co.,
              7.75%, 10/1/99..................................       17,972,910
             General Motors Acceptance Corp.:
   2,500,000 8.00%, 10/1/99...................................        2,540,599
             MTN:
   6,250,000 6.25%, 10/18/99..................................        6,292,919
   2,070,000 6.375%, 10/12/99.................................        2,085,327
   5,085,000 6.40%, 5/19/99...................................        5,090,811
  23,995,000 7.375%, 4/15/99..................................       24,041,225
                                                                 --------------
                                                                     58,023,791
                                                                 --------------

  Principal
   Amount                                                             Value
 CORPORATE BONDS & NOTES - continued
             Banks - 2.9%
 $14,430,000 Chase New York Corp.,
              9.75%, 6/15/99...................................   $   14,590,041
  12,225,000 Midlantic Corp.,
              9.875%, 12/1/99..................................       12,617,131
  38,250,000 National City Capital Trust,
              6.75%, 6/1/99....................................       38,368,783
             Orix America, Inc.:
  34,000,000 5.05%, 5/4/99.....................................       34,000,000
  25,000,000 5.85%, 3/15/99....................................       25,000,000
   9,069,000 Sovran Fin. Corp.,
              9.75%, 6/15/99...................................        9,166,924
  11,600,000 Tokai Financial Svcs., Inc.,
              6.20%, 6/18/99 (a)...............................       11,622,791
                                                                  --------------
                                                                     145,365,670
                                                                  --------------
             Brokers - 7.9%
  20,000,000 Bear Stearns Co., Inc., MTN,
              6.40%, 12/27/99..................................       20,188,432
  40,000,000 Credit Suisse First Boston Inc., MTN,
              5.30%, VRDN......................................       40,000,000
             Goldman Sachs Group LP, MTN:
  30,000,000 5.35%, 3/17/99, VRDN..............................       30,000,000
  55,000,000 5.55%, 3/2/99, VRDN (a)...........................       55,000,000
  15,000,000 6.82%, 12/15/99 (a)...............................       15,200,800
  25,000,000 J.P. Morgan & Co., Inc., MTN,
              5.75%, 3/10/99...................................       25,000,000
             Lehman Brothers Holdings, Inc.:
  55,000,000 5.06%, VRDN.......................................       55,000,000
  11,500,000 6.30%, 8/11/99....................................       11,530,508
  20,875,000 6.625%, 1/24/00...................................       21,078,809
  14,425,000 6.70%, 1/24/00....................................       14,558,128
   6,500,000 6.71%, 10/12/99...................................        6,559,946
  10,000,000 7.11%, 9/27/99....................................       10,108,350
  12,551,000 7.625%, 7/15/99...................................       12,650,972
  25,000,000 8.875%, 2/15/00...................................       25,710,323
   2,500,000 10.00%, 5/15/99...................................        2,520,114
             Merrill Lynch & Co., Inc., MTN:
  40,000,000 5.09%, 2/7/00.....................................       40,000,000
   9,360,000 6.77%, 4/15/99....................................        9,370,331
  10,000,000 Morgan Stanley Dean Witter Discover & Co.,
              5.34%, 3/13/99...................................       10,000,000
                                                                  --------------
                                                                     404,476,713
                                                                  --------------
             Finance & Insurance - 9.0%
  64,000,000 Aetna Svcs., Inc.,
              5.66%, VRDN......................................       64,000,000
  62,400,000 Countrywide Funding Corp., MTN, 5.20%, 1/11/00....       62,400,000
             Finova Capital Corp.:
   7,575,000 8.00%, 2/1/00.....................................        7,755,597
             MTN:
   2,000,000 6.19%, 10/20/99...................................        2,012,637
   6,000,000 6.28%, 11/1/99....................................        6,030,763
  10,000,000 6.29%, 11/1/99....................................       10,072,078
             Puttable Asset Trust Securities
  15,000,000 6.125%, 11/1/99...................................       15,058,520

                              E V E R G R E E N
                           Select Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                             Value
 CORPORATE BONDS & NOTES - continued
             Finance & Insurance - continued
             Heller Financial, Inc.:
 $10,000,000 7.875%, 11/1/99...................................   $   10,153,765
             MTN:
  10,000,000 5.27%, 4/25/99....................................        9,996,256
   7,850,000 6.64%, 5/13/99....................................        7,863,971
  40,000,000 IBM Credit Corp., MTN,
              5.18%, VRDN......................................       39,998,627
             PHH Corp., MTN:
  20,000,000 5.01%, VRDN.......................................       20,000,000
  50,000,000 5.86%, 7/26/99....................................       50,000,961
  20,000,000 5.875%, 8/4/99....................................       20,000,000
             Transamerica Fin. Corp.:
   6,160,000 6.80%, 3/15/99....................................        6,162,523
             MTN:
  87,000,000 5.22%, VRDN.......................................       87,001,908
   4,000,000 5.95%, 12/6/99....................................        4,023,472
   4,000,000 6.00%, 12/6/99....................................        4,024,826
  30,000,000 Xerox Credit Corp., MTN,
              5.11%, 3/21/00...................................       29,987,208
                                                                  --------------
                                                                     456,543,112
                                                                  --------------
             Industrial Specialty Products & Services - 0.7%
  35,000,000 Caterpillar Fin. Svc., Inc.,
              4.99%, 4/7/99....................................       34,994,002
                                                                  --------------
             Insurance - 0.3%
  13,404,000 Hartford National Corp.,
              9.85%, 6/1/99....................................       13,531,645
                                                                  --------------
             Retailing & Wholesale - 0.1%
             Sears Roebuck Acceptance Corp., MTN:
   2,000,000 6.22%, 3/25/99....................................        2,000,577
   5,000,000 8.30%, 12/13/99...................................        5,118,359
                                                                  --------------
                                                                       7,118,936
                                                                  --------------
             Transportation - 0.1%
   6,540,000 Greyhound Fin. Corp.,
              6.75%, 3/25/99...................................        6,543,738
                                                                  --------------
             Total Corporate Bonds & Notes
              (cost $1,671,557,267)............................    1,671,557,267
                                                                  --------------
 FUNDING AGREEMENTS - 4.6%
  75,000,000 General American, Cash Manager Plus,
              5.14%, VRDN (a)..................................       75,000,000
  50,000,000 Jackson National Funding,
              5.93%, 7/20/99 (a)...............................       50,000,000
  25,000,000 Jackson National Life Insurance Co.,
              5.91%, 6/29/99 (a)...............................       25,000,000
             Monumental Life Insurance Co.:
  20,000,000 5.06%, 3/25/99 (a)................................       20,000,000
  40,000,000 5.08%, 3/8/99 (a).................................       40,000,000
  25,000,000 Pacific Mutual Life Insurance Co.,
              5.37%, VRDN (a)..................................       25,000,000
                                                                  --------------
             Total Funding Agreements
              (cost $235,000,000)..............................      235,000,000
                                                                  --------------

  Principal
   Amount                                                            Value
 MUNICIPALS - 2.8%
 $ 7,210,000 Ali Inds., Inc.,
              (LOC: National City Bank)
              4.91%, VRDN (a).................................   $    7,210,000
  12,170,000 California, HFA, Ser. G2,
              5.02%, VRDN (a).................................       12,170,000
  11,210,000 Coventry Madison LLC, Loan Program Notes,
              4.88%, VRDN.....................................       11,210,000
  15,080,000 FE LLC, Ser. A,
              (LOC: National City Bank)
              4.88%, VRDN.....................................       15,080,000
  14,000,000 Hannahville, MI, Bldg. Program Bonds,
              (LOC: National City Bank)
              4.88%, VRDN.....................................       14,000,000
   9,995,000 Hudson Cnty., NJ, Impt. Auth. Fac. Certificates,
              Ser. L,
              5.30%, VRDN (a).................................        9,995,000
  14,995,000 Indiana HFA, SFHRB, Ser. H,
              4.97%, VRDN.....................................       14,995,000
  20,000,000 Massachusetts HFA, Ser. K,
              4.97%, VRDN.....................................       20,000,000
  16,995,000 San Diego, CA, Pub. Facs. Fin., Ser. M,
              5.02%, VRDN (a).................................       16,995,000
   6,270,000 Wise Investments LLC,
              (LOC: First of America Bank)
              4.88%, VRDN.....................................        6,270,000
   7,400,000 Chancellor Ridge,
              4.95%, VRDN.....................................        7,400,000
   5,745,000 Folk Financial, Ser. A,
              (LOC: First of America Bank N.A.)
              4.88%, VRDN.....................................        5,745,000
                                                                 --------------
             Total Municipals
              (cost $141,070,000).............................      141,070,000
                                                                 --------------
 REPURCHASE AGREEMENT - 0.5%
 $24,212,314 Dresdner Bank AG,*
              4.73%, dated 2/26/99, due 3/1/99
              (cost $24,212,314)..............................       24,212,314
                                                                 --------------

                              E V E R G R E E N
                           Select Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999



   Shares                                                             Value
 MUTUAL FUND SHARES - 0.6%
   2,000,000 Fidelity Institutional Cash Fund..................   $    2,000,000
  29,067,681 Fidelity U.S. Treasury Portfolio..................       29,067,681
                                                                  --------------
             Total Mutual Fund Shares
              (cost $31,067,681)...............................       31,067,681
                                                                  --------------

             Total Investments -
              (cost $5,083,525,789).....................    99.8%  5,083,525,789
             Other Assets and
              Liabilities - net.........................     0.2      12,662,108
                                                           -----  --------------
             Net Assets - ..............................   100.0% $5,096,187,897
                                                           =====  ==============

 Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1999.

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

 *Collateralized by $25,005,000 U.S. Treasury Bills, 5/27/99 to 6/10/99; value including accrued interest--$24,697,034.

Summary of Abbreviations:
FRN    Floating Rate Note
HFA    Housing Finance Authority
LOC    Letter of Credit
MTN    Medium Term Note
SFHRB  Single Family Housing Revenue Bond
VRDN   Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                            Schedule of Investments
                               February 28, 1999

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - 99.0%
             Alabama - 1.4%
 $ 2,000,000 Haleyville, AL IDRB, Babcock Lumber Co. Proj.,
              (LOC: First Commercial Bank), 3.25%, VRDN......   $     2,000,000
   5,000,000 Huntsville, AL IDRB, Hitachi Seiki, USA Proj.,
              (LOC: Bank of Tokyo-Mitsubishi), 4.25%, VRDN...         5,000,000
   2,500,000 Montgomery, AL IDRB,
              (LOC: First Commercial Bank of Birmingham),
              3.20%, VRDN (a)................................         2,500,000
   2,000,000 South Dallas, AL IDA, Cahaba Valley Lumber
              Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.20%, VRDN....................................         2,000,000
             Tuscaloosa Cnty., AL IDA, (LOC: Amsouth Bank,
              N.A.):
   1,250,000 Brion Hardin Proj.,
             3.35%, VRDN.....................................         1,250,000
   1,300,000 Hardwear Corp. Proj.,
             3.35%, VRDN.....................................         1,300,000
                                                                ---------------
                                                                     14,050,000
                                                                ---------------
             Alaska - 0.3%
   2,500,000 Alaska Hsg. Fin. Corp.,
              (LIQ: Merrill Lynch & COLL: FNMA),
              3.40%, VRDN (a)................................         2,500,000
                                                                ---------------
             Arizona - 1.1%
  11,250,000 Coconino Cnty., AZ Unified Sch. Dist. #1,
              (LOC: Flagstaff Bank),
              4.10%, 7/31/99.................................        11,250,000
                                                                ---------------
             Arkansas - 0.8%
   8,300,000 Conway Cnty., AR IDRB, Cardon Creek Fibre Corp.,
              Ser. 1995, (LOC: KBC Bank N.V.),
              3.15%, VRDN....................................         8,300,000
                                                                ---------------
             California - 4.6%
             California CDA, IDRB:
   5,000,000 Nichirin-Flex Proj.,
             (LOC: Dai-Ichi Kangyo Bank),
             5.00%, VRDN.....................................         5,000,000
  15,400,000 Sutter Hlth. Obl. Group,
             (LOC: Industrial Bank of Japan & Ins. by AMBAC),
             3.55%, VRDN.....................................        15,400,000
   8,600,000 Los Angeles, CA MHRB, Channel Gateway Apts.,
              Ser. 89B,
              (LOC: Fuji Bank, Ltd.),
              4.50%, VRDN....................................         8,600,000
  13,900,000 Olcese, CA Wtr. Dist. COPs, Rio Bravo Wtr.
              Delivery Proj., Ser. A, (LOC: Sumitomo Bank,
              Ltd.),
              5.25%, 3/16/99.................................        13,900,000
   2,755,000 San Francisco, CA IDA, Hoefer Scientific Proj.,
              Ser. A,
              (LOC: Sumitomo Bank, Ltd.),
              4.55%, VRDN....................................         2,755,000
                                                                ---------------
                                                                     45,655,000
                                                                ---------------

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Colorado - 1.4%
 $ 3,000,000 Arapahoe Cnty., CO Sch. Dist. #5, Cherry Creek,
              Ser. 1996A,
              (LOC: Northwest Bank),
              3.30%, VRDN (a)................................   $     3,000,000
   3,375,000 Colorado HFA, RB, Children's Hosp., Ser. 1996B,
              (LOC: Northwest Bank & Ins. by MBIA),
              3.30%, VRDN (a)................................         3,375,000
   3,350,000 Colorado Postsecond Edl. Fac., Denver Univ.,
              Ser. 1996C,
              (LOC: Northwest Bank & Ins. by AMBAC),
              3.30%, VRDN (a)................................         3,350,000
   4,300,000 Colorado Springs, CO Util. Sys. Impt., Floating
              Rate Trust Receipt, Ser. 1998-19,
              (LOC: Bank of New York),
              3.15%, VRDN (a) ...............................         4,300,000
                                                                ---------------
                                                                     14,025,000
                                                                ---------------
             Connecticut - 0.3%
   3,245,000 Connecticut IDRB, Zotos Int'l. Proj., (LOC: Dai-
              Ichi Kangyo Bank, Ltd),
              5.35%, VRDN....................................         3,245,000
                                                                ---------------
             Delaware - 1.2%
             Delaware EDA, RB, Delmarva Pwr. & Light Co.
              Proj.,
              (Gtd. by Delmarva P&L):
   3,000,000 Ser. 87A,
             3.45%, VRDN.....................................         3,000,000
   9,200,000 Ser. 94,
             3.45%, VRDN.....................................         9,200,000
                                                                ---------------
                                                                     12,200,000
                                                                ---------------
             District of Columbia - 0.2%
   2,000,000 Washington, D.C. GO, Ser. A-6, (LOC: Sumitomo
              Bank, Ltd.),
              3.35%, VRDN....................................         2,000,000
                                                                ---------------
             Florida - 2.0%
      20,000 Capital Proj. Fin. Auth., FL RB, Capital Proj.
              Loan Program,
              (SPA: Credit Suisse First Boston & Ins. by
              FSA),
              2.90%, VRDN....................................            20,000
   2,800,000 Florida Board of Ed. RB, ABN-Amro Munitops
              Certificates Trust, Ser.1998-9,
              (LOC: ABN Amro Bank N.V. & Ins. by FSA),
              3.07%, VRDN (a)................................         2,800,000
             Florida Turnpike Auth., Turnpike RB:
   3,350,000 (LOC: Northwest Bank & Ins. by MBIA),
             3.07%, VRDN (a).................................         3,350,000
   5,000,000 Ser. 1996A,
             (LOC: Chase Manhattan Bank & Ins. by FGIC),
             3.30%, VRDN (a).................................         5,000,000
   7,000,000 Miami-Dade Cnty., FL IDRB, Professional
              Modification Svcs. Inc. Proj.,
              (LOC: Bankers Trust Co.),
              3.10%, VRDN....................................         7,000,000

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 1,500,000 Orlando & Orange Cnty., FL, Expressway RB,
              (LOC: Northwest Bank & Ins. by AMBAC),
              3.30%, VRDN (a).................................   $    1,500,000
                                                                 --------------
                                                                     19,670,000
                                                                 --------------
             Georgia - 0.5%
   5,000,000 Macon Trust Pooled Variable Rate Certificates,
              Ser. 1998A
              (LOC: Bank of America NT & SA),
              3.12%, VRDN (a).................................        5,000,000
                                                                 --------------
             Hawaii - 2.1
             Hawaii GO:
  19,620,000 Ser. 1997 CN,
             (LIQ: Toronto Dominion & Ins. by FGIC),
             3.07%, VRDN (a)..................................       19,620,000
   1,000,000 Ser. CF,
             4.25%, 7/1/99....................................        1,003,300
                                                                 --------------
                                                                     20,623,300
                                                                 --------------
             Idaho - 1.1%
   1,100,000 Bonner Cnty., ID IDA, McFarland Cascade Proj.,
              (LOC: U.S. Bank of Washington, N.A.),
              3.05%, VRDN.....................................        1,100,000
   5,335,000 Idaho Hlth. Facs. Auth., Holy Cross Hlth. Sys.,
              (LIQ: Merrill Lynch & Ins. by MBIA),
              3.25%, VRDN (a).................................        5,335,000
   5,000,000 Minidoka Cnty., ID IDA, Nature's Best Produce
              Proj.,
              (LOC: Banque Nationale Paris),
              3.05%, VRDN.....................................        5,000,000
                                                                 --------------
                                                                     11,435,000
                                                                 --------------
             Illinois - 6.2%
  15,000,000 Chicago, IL GO, ABN-Amro Munitops Cerificates
              Trust, Ser. 1998-3,
              (SPA: ABN-Amro Bank N.V. & Ins. by FGIC),
              3.09%, VRDN (a).................................       15,000,000
   5,150,000 Chicago, IL O'Hare Int'l. Arpt. RB, PFOTER, PT-
              1002,
              (LIQ: Merrill Lynch & Ins. by AMBAC),
              3.02%, VRDN (a).................................        5,150,000
   1,925,000 Illinois Dev. Fin. Auth., IDRB, Kris & Dee
              Assoc., Inc. Proj.,
              (LOC: Bronson-Gore Bank & LaSalle National
              Bank),
              3.20%, VRDN.....................................        1,925,000
             Illinois Hlth. Fac. Auth.,
             (LOC: Bear Stearns Capital Markets & Ins. by
             AMBAC):
   6,100,000 Ser. 1997-20, Cl. A,
             3.12%, VRDN (a)..................................        6,100,000
  12,970,000 Ser. 1997-21,
             3.12%, VRDN (a)..................................       12,970,000

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $   930,000 Lombard, IL IDRB, Chicago Roll Co. Proj., Ser.
              1995,
              (LOC: ANB & Tr., Chicago),
              3.15%, VRDN.....................................   $      930,000
  20,000,000 Metropolitan Pier & Exposition Auth., IL PFOTER,
              PX-1,
              (LIQ: Merrill Lynch & Ins. by FGIC),
              3.25%, VRDN (a).................................       20,000,000
                                                                 --------------
                                                                     62,075,000
                                                                 --------------
             Indiana - 3.0%
  11,300,000 Indiana Dev. Fin. Auth., Env., RB, PSI Energy,
              Inc. Proj., Ser. 1998,
              (LOC: Morgan Guaranty Trust),
              3.35%, VRDN.....................................       11,300,000
  12,000,000 Indiana Hlth. Facs. Fin. Auth., RB, Mary Sherman
              Hosp. Proj.,
              (LOC: Harris Trust & Savings Bank),
              3.15%, VRDN.....................................       12,000,000
   5,230,000 Madison, IN IDRB, Century Tube Corp. Proj., Ser.
              1997,
              (LOC: Bank of Tokyo-Mitsubishi Ltd.),
              4.10%, VRDN.....................................        5,230,000
             Mount Vernon, IN Solid Wst. Disposal, RB, B & M
              Plastics, Inc. Proj.,
             (LOC: Suntrust Bank, Nashville):
     925,000 Ser. 97A,
             3.20%, VRDN......................................          925,000
     925,000 Ser. 97B,
             3.20%, VRDN......................................          925,000
                                                                 --------------
                                                                     30,380,000
                                                                 --------------
             Iowa - 1.6%
   5,370,000 Iowa Fin. Auth. Hosp. Facs. RB, (LOC: Bear
              Stearns Capital Markets & Ins. by MBIA),
              3.10%, VRDN (a).................................        5,370,000
   7,400,000 Iowa Fin. Auth. RB, Burlington Med. Ctr. Proj,
              (LOC: First Bank, Milwaukee & Ins. by FSA),
              3.00%, 3/4/99...................................        7,400,000
   2,800,000 Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co.
              Proj., Ser. 1997,
              (LOC: Firstar Bank of Milwaukee),
              3.10%, VRDN.....................................        2,800,000
                                                                 --------------
                                                                     15,570,000
                                                                 --------------
             Kansas - 0.6%
             Johnson Cnty., KS Private Activity RB, Stouse
              Sign & Decal Proj.,
             (LOC: Mercantile Bank of St. Louis):
   1,500,000 3.32%, VRDN (a)..................................        1,500,000
   2,700,000 3.32%, VRDN (a)..................................        2,700,000

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Kansas - continued
 $ 1,000,000 Kansas Dev. Fin. Auth. IDA, Farmland Foods Proj.,
              (LOC: Rabobank Nederland),
              3.20%, VRDN.....................................   $    1,000,000
   1,000,000 Liberal, KS IDRB, Farmland National Beef Packing
              Proj.,
              (LOC: U.S. Bank, N.A.),
              3.20%, VRDN.....................................        1,000,000
                                                                 --------------
                                                                      6,200,000
                                                                 --------------
             Kentucky - 0.8%
   1,400,000 Hopkinsville, KY IDRB, American Precision
              Machinery,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.15%, VRDN.....................................        1,400,000
   5,000,000 Jefferson Cnty., KY Indl. Bldg., RB, Dant Clayton
              Corp. Proj.,
              (LOC: Harris Trust & Savings Bank),
              3.25%, VRDN.....................................        5,000,000
   1,250,000 Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser.
              1998,
              (LOC: National City Bank, Kentucky),
              3.20%, VRDN.....................................        1,250,000
                                                                 --------------
                                                                      7,650,000
                                                                 --------------
             Louisiana - 0.6%
   1,000,000 Grant Parish, LA IDRB, Farmland Inds. Proj., Ser.
              1998,
              (LOC: Rabobank Nederland N.V.),
              3.20%, VRDN.....................................        1,000,000
   4,995,000 Louisiana HFA, RB, PFOTER,
              (SPA: Credit Suisse First Boston & COLL: GNMA),
              3.07%, VRDN (a).................................        4,995,000
                                                                 --------------
                                                                      5,995,000
                                                                 --------------
             Maryland - 0.9%
   9,485,000 Maryland GO, Bankers Trust Participant, BTP-271,
              (LOC: Toronto Dominion),
              3.15%, VRDN (a).................................        9,485,000
                                                                 --------------
             Massachusetts - 0.5%
             Massachusetts IFA:
   2,700,000 Battery Engineering Proj., Ser. 96, (LOC: Bank of
             Tokyo-Mitsubishi),
             4.25%, VRDN......................................        2,700,000
   2,400,000 Weissman Realty Trust, Ser. 1998,
             (LOC: Citizens Bank of Rhode Island),
             3.15%, VRDN (a)..................................        2,400,000
                                                                 --------------
                                                                      5,100,000
                                                                 --------------
             Michigan - 2.4%
  21,305,000 Michigan Trunk Line MSTR, Muni. Trust
              Certificates Class A,
              (LOC: Bank One Capital Holdings & Ins. by MBIA),
              3.12%, VRDN (a).................................       21,305,000
   2,820,000 Monroe Cnty., MI PCRB, PFOTER, PT-1018,
              (LOC: Merrill Lynch and Ins. by FGIC),
              3.02%, VRDN (a).................................        2,820,000
                                                                 --------------
                                                                     24,125,000
                                                                 --------------

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Minnesota - 1.0%
 $ 5,750,000 Burnsville, MN MHRB, Refunding Hsg., Berkshire
              Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              4.40%, VRDN.....................................   $    5,750,000
   2,700,000 Minnesota Wtr. PCRB, Ser. 98-1, (LIQ: Commerzbank
              AG),
              3.07%, VRDN (a).................................        2,700,000
   1,500,000 St. Paul, MN Port Auth., IDRB, Miratec Sys. Inc.
              Proj., Ser. A, (LOC: U.S. Bank, N.A.),
              3.35%, VRDN.....................................        1,500,000
                                                                 --------------
                                                                      9,950,000
                                                                 --------------
             Mississipi - 0.5%
   5,000,000 Mississipi Business Fin. Corp., Morton Int'l.,
              Inc. Proj., Ser. A, (Gtd. by Morton Int'l.),
              3.25%, VRDN.....................................        5,000,000
                                                                 --------------
             Missouri - 1.8%
   1,000,000 Jasper Cnty., MO IDRB, Farmers Chemical Co.
              Proj.,
              (LOC: Rabobank Nederland N.V.),
              3.20%, VRDN.....................................        1,000,000
   3,960,000 Missouri Hsg. Dev. Community Mtge., RB, PFOTER,
              PT-157,
              (LIQ: Merrill Lynch & COLL: GNMA),
              3.02%, VRDN (a).................................        3,960,000
  13,060,000 St. Louis Cnty., MO MHRB, PFOTER, PT-1015,
              (LIQ: Merrill Lynch),
              3.02%, VRDN (a).................................       13,060,000
                                                                 --------------
                                                                     18,020,000
                                                                 --------------
             Nebraska - 4.5%
   2,510,000 Buffalo Cnty., NE IDRB, Agrex, Inc. Proj., Ser.
              1985,
              (LOC: Dai-Ichi Kangyo Bank & Bank of Tokyo-
              Mitsubishi),
              4.70%, VRDN.....................................        2,510,000
   1,000,000 Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj.,
              (LOC: Rabobank Nederland),
              3.20%, VRDN.....................................        1,000,000
   5,245,000 Nebraska Higher Ed. Loan Program, PFOTER, PT-79,
              (LOC: Bank Nationale de Paris),
              3.02%, VRDN (a).................................        5,245,000
             Nebraska Pub. Pwr. Dist. RB,
              (LOC: Bank One Capital Holdings & Ins. by MBIA):
  10,890,000 Ser. A,
             3.12%, VRDN (a)..................................       10,890,000
  19,800,000 Muni. Trust Certificate Program,
             3.12%, VRDN (a)..................................       19,800,000
   5,100,000 Nuckolls Cnty., NE IDRB, Agrex, Inc. Proj., Ser.
              1985,
              (LOC: Dai-Ichi Kangyo Bank & Bank of Tokyo-
              Mitsubishi),
              4.70%, VRDN.....................................        5,100,000
   1,000,000 Saline Cnty., NE IDRB, Farmland Foods Proj., Ser.
              1997B,
              (LOC: Rabobank Nederland N.V.),
              3.20%, VRDN.....................................        1,000,000
                                                                 --------------
                                                                     45,545,000
                                                                 --------------

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Nevada - 1.9%
 $10,995,000 Clark Cnty., NV IDRB, PFOTER, PA-344,
              (LIQ: Merrill Lynch),
              3.07%, VRDN (a).................................   $   10,995,000
   8,350,000 Nevada GO Capital Impt.,
              Muni. Trust Certificates,
              Ser. 1998B Class A,
              (LOC: Bank One Captial
              Holdings, Inc.),
              3.12%, VRDN (a).................................        8,350,000
                                                                 --------------
                                                                     19,345,000
                                                                 --------------
             New Hampshire - 0.8%
   2,500,000 New Hampshire Business Fin. Auth., IDRB, Voith
              Sulzer Paper Proj., Ser. 97,
              (LOC: Firstar Bank, Milwaukee),
              3.10%, VRDN.....................................        2,500,000
   5,045,000 New Hampshire HFA, SFHRB, PFOTER, PT-115,
              (LIQ: Rabobank Nederland N.V.),
              3.02%, VRDN (a).................................        5,045,000
                                                                 --------------
                                                                      7,545,000
                                                                 --------------
             New Jersey - 0.6%
   5,500,000 New Jersey Trust Fund Auth., Transportation Sys.
              RB,
              (LOC: Chase Manhattan Bank & Ins. by FSA),
              3.02%, VRDN (a).................................        5,500,000
                                                                 --------------
             New York - 4.8%
   7,300,000 Franklin Cnty., NY IDRB, Kes Chateaugay Proj.,
              Ser. 1991A, (LOC: Bank of Tokyo-Mitsubishi),
              4.40%, VRDN.....................................        7,300,000
   6,750,000 New York City, NY GO, PFOTER, PA-156,
              (LIQ: Merrill Lynch),
              3.04%, VRDN (a).................................        6,750,000
  21,845,000 New York City, NY Muni. Wtr. & Swr., ABN-Amro
              Munitops Certificates Trust, Ser. 1998-2, (LOC:
              ABN Amro Bank N.V. & Ins. by AMBAC),
              3.09%, VRDN (a).................................       21,845,000
             New York Thruway Auth.:
   1,530,000 Local Hwy. & Bridge Svcs., PFOTER, PA-172,
             (LIQ: Merrill Lynch),
             3.07%, VRDN (a)..................................        1,530,000
   9,600,000 MSTR, Ser. D,
             (SPA: Societe Generale),
             3.40%, VRDN (a)..................................        9,600,000
   1,000,000 Syracuse, NY GO, (LOC: Syracuse, NY),
              4.50%, 6/30/99..................................        1,003,376
                                                                 --------------
                                                                     48,028,376
                                                                 --------------
             North Carolina - 1.6%
  10,875,000 North Carolina Eastern Pwr. Agcy., ROCs, Ser. 98-
              46,
              (LIQ: Toronto Dominion),
              3.07%, VRDN (a).................................       10,875,000

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
 $ 5,000,000 Robeson Cnty., NC Indl. Facs., PCRB, Core Inds.,
              Inc.
              Proj., Ser. 1991,
              (LOC: Bank One, N.A.),
              3.15%, VRDN.....................................   $    5,000,000
                                                                 --------------
                                                                     15,875,000
                                                                 --------------
             Ohio - 2.3%
  22,600,000 Hamilton Cnty., OH Hlth. Sys. RB, Franciscan
              Sisters Poor Hlth. Proj., (LOC: Sumitomo Bank,
              Ltd.),
              3.90%, VRDN.....................................       22,600,000
                                                                 --------------
             Oklahoma - 0.1%
   1,000,000 Garfield Cnty., OK IDRB, Farmland Inds. Inc.
              Proj., Ser. 1998,
              (LOC: Rabobank Nederland N.V.),
              3.20%, VRDN.....................................        1,000,000
                                                                 --------------
             Oregon - 1.9%
   3,900,000 Metropolitan Svc. Dist., OR Wst. Disposal RB,
              Riedel Compost Co. Proj.,
              (LOC: U.S. Bank, N.A.),
              3.15%, VRDN.....................................        3,900,000
  15,600,000 Oregon EDA, RB, GA Pacific Corp. Proj., Ser. 98,
              (LOC: Deutsche Bank),
              3.22%, VRDN.....................................       15,600,000
                                                                 --------------
                                                                     19,500,000
                                                                 --------------
             Pennsylvania - 3.0%
  10,000,000 Cmnwlth. of PA, Tender Option Certificates,
              (LOC: Chase Manhattan
              Bank & Ins. by FGIC),
              3.07%, VRDN (a).................................       10,000,000
  10,925,000 Montgomergy Cnty., PA, Abbington Memorial Hosp.,
              Ser. 1998 31, Cl. A,
              (LIQ: Bear Stearns Capital Markets & Ins. by
              AMBAC),
              3.20%, VRDN (a).................................       10,925,000
   5,015,000 Philadelphia, PA Arpt. RB, Muni. Security Trust
              Certificate,
              Ser. 1998A,
              (LOC: Bank One Capital Holdings & Ins. by FGIC),
              3.15%, VRDN (a).................................        5,015,000
   4,000,000 Philadelphia, PA Wtr. & Wst. Wtr. Mgmt. RB,
              (LOC: Commerz Bank & Ins. by AMBAC),
              3.12%, 3/4/99 (a)...............................        4,000,000
                                                                 --------------
                                                                     29,940,000
                                                                 --------------
             South Carolina - 1.1%
   1,850,000 Aiken Cnty., SC Consolidated
              Sch. Dist.,
              (LOC: SCSDE),
              4.25%, 4/1/99...................................        1,850,567
             South Carolina Jobs EDA RB:
   3,500,000 Ebyl Cartex, Inc. Proj.,
             (LOC: Southtrust Bank, N.A.),
             3.22%, VRDN......................................        3,500,000
   5,500,000 Mita, SC, Inc. Proj.,
             (LOC: Bank of Tokyo-Mitsubishi),
             4.25%, VRDN......................................        5,500,000
                                                                 --------------
                                                                     10,850,567
                                                                 --------------

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Tennessee - 0.5%
 $ 4,995,000 Henderson, TN IDB, Premier Manufacturing Corp.,
              Ser. 95, (LOC: National City Bank),
              3.10%, VRDN.....................................   $    4,995,000
                                                                 --------------
             Texas - 6.4%
   9,000,000 Amarillo, TX Hlth. Facs. Corp. RB, Panhandle
              Pooled Hlth. Care, (LOC: Banque Paribas),
              3.10%, VRDN.....................................        9,000,000
             Brazos River, TX Harbor Navigation Dist. RB:
   3,400,000 BASF Corp. Proj.,
             (Gtd. by BASF Corp.),
             3.25%, 3/1/99....................................        3,400,000
  14,700,000 Merey Sweeney Proj.,
             (LOC: Chase Manhattan Bank & Gtd. by BASF Corp.),
             3.40%, VRDN......................................       14,700,000
   6,570,000 Brazosport, TX Independent Sch. Dist., ROCs, Ser.
              98-19,
              (LIQ: Toronto Dominion & Gtd. by Perm. Sch.
              Fund),
              3.07%, VRDN (a).................................        6,570,000
   4,900,000 Cypress-Fairbanks, TX Independent Sch. Dist.,
              PFOTER,
              (LIQ: Merrill Lynch & Gtd. by Perm. Sch. Fund),
              3.25%, VRDN (a).................................        4,900,000
   2,830,000 Galveston, TX HFA, MHRB, Village-By-The-Sea Apts.
              Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              4.45%, VRDN.....................................        2,830,000
   7,000,000 Gulf Coast, TX IDA, Nisseki Chemical Proj.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.25%, VRDN.....................................        7,000,000
  11,000,000 Texas GO, ROCs, Ser. 98-11,
              (LIQ: Toronto Dominion),
              3.07%, VRDN (a).................................       11,000,000
   4,595,000 Texas Pub. Fin. Auth. Bldg. RB, General Svcs.
              Commision Proj., (LOC: Citibank, N.A. & Ins. by
              AMBAC),
              3.12%, VRDN (a).................................        4,595,000
                                                                 --------------
                                                                     63,995,000
                                                                 --------------
             Virginia - 1.2%
   1,900,000 Buena Vista, VA IDRB, Everbrite, Inc. Proj.,
              (LOC: Marshall & Isley Bank),
              3.30%, VRDN.....................................        1,900,000
   1,500,000 Chesapeake, VA IDA, Sumitomo Machine Co. Proj.,
              (LOC: Sumitomo Bank),
              4.40%, VRDN.....................................        1,500,000
   8,200,000 Peninsula Port Auth. of VA IDRB, Kinyo, VA, Inc.
              Proj.,
              (LOC: Industrial Bank of Japan),
              4.25%, VRDN.....................................        8,200,000
                                                                 --------------
                                                                     11,600,000
                                                                 --------------

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Washington - 5.5%
 $ 7,676,000 Port of Seattle, WA, ABN Munitops Certificates
              Trust, Ser. 1998-16, (LOC: ABN Amro Bank N.V. &
              Ins. by MBIA),
              3.09%, VRDN (a).................................   $    7,676,000
   2,000,000 Washington EDA, Ace Tank Proj., (LOC: U.S. Bank,
              N.A.),
              3.15%, VRDN.....................................        2,000,000
   4,475,000 Washington HFA, MHRB, Cedar Landing Apt. Proj.,
              Ser. 1998A, (LOC: U.S. Bank Trust, N.A.),
              3.15%, VRDN.....................................        4,475,000
  41,380,000 Washington GO, ROCs,
              Ser. 98-15,
              (LIQ: Toronto Dominion Bank),
              3.07%, VRDN (a).................................       41,380,000
                                                                 --------------
                                                                     55,531,000
                                                                 --------------
             Wisconsin - 2.1%
   4,000,000 Ladysmith, WI Solid Wst. Disposal Fac. RB,
              Cityforest Corp. Proj., Ser. 1998,
              (LOC: Union Bank of California),
              3.15%, VRDN.....................................        4,000,000
   3,100,000 Mantowoc, WI IDRB, Northern Labs, Inc. Proj.,
              Ser. 1997,
              (LOC: Firstar Bank, Milwaukee),
              3.10%, VRDN.....................................        3,100,000
             Wisconsin Hsg. & EDA:
   8,250,000 Floating Rate Trust Receipts,
             Ser. 18,
             (LOC: Commerzbank A.G.),
             3.20%, VRDN......................................        8,250,000
   4,200,000 Home Owner Caisse de Depots et Consignations
             Program,
             (LOC: Caisse de Depots et Consignations),
             3.12%, VRDN (a)..................................        4,200,000
   1,000,000 Wisconsin GO,
              5.50%, 5/1/99...................................        1,003,051
                                                                 --------------
                                                                     20,553,051
                                                                 --------------
             Wyoming - 4.6%
   5,300,000 Converse Cnty., WY Env. Impt. RB, Pacificorp
              Proj., Ser. 1995,
              (Gtd. by Pacificorp),
              3.50%, VRDN.....................................        5,300,000
  11,500,000 Lincoln Cnty., WY Env. Impt. RB, Pacificorp
              Proj., Ser. 1995,
              (Gtd. by Pacificorp),
              3.50%, VRDN.....................................       11,500,000
             Sweetwater Cnty., WY Env. Impt. RB:
   8,000,000 Pacificorp Proj., Ser. 1995,
             (Gtd. by Pacificorp),
             3.50%, VRDN......................................        8,000,000
  21,500,000 SF Phosphates, Ltd. Proj.,
             (LOC: Rabobank Nederlands N.V.),
             3.15%, VRDN......................................       21,500,000
                                                                 --------------
                                                                     46,300,000
                                                                 --------------

                              E V E R G R E E N
                      Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999


  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - continued
             Other - 19.2%
 $ 7,100,000 Charter Mac Low Floater Certificate Trust I, Third
              Tranche,
              (Ins. by MBIA),
              3.22%, 3/4/99 (a)................................   $    7,100,000
  24,813,000 Clipper Tax Exempt Certificates Trust, Multistate,
              Ser. 1998-1, (LOC: State Street Bank & Ins. by
              MBIA),
              3.27%, VRDN (a)..................................       24,813,000
  16,465,000 Macon Trust Pooled Variable Rate Certificates,
              Various Issuers, (LOC: Bank of America NT & SA),
              3.17%, VRDN (a)..................................       16,465,000
             Morgan Keegan Muni. Products, MSTR:
   1,970,000 Ser. 1998A,
             (LOC: Credit Local de France & Gtd by U.S.
             Treasury),
             3.22%, VRDN (a)...................................        1,970,000
   2,000,000 Ser. 1998B,
             (LOC: Natwest, PLC & Gtd by U.S. Treasury),
             3.22%, VRDN (a)...................................        2,000,000
  27,965,000 Ser. 1999A,
             (LOC: Credit Local de France & Gtd by U.S.
             Treasury),
             3.12%, VRDN (a)...................................       27,965,000
   7,000,000 Ser. 1999B,
             (LOC: Credit Local de France),
             3.22%, VRDN (a)...................................        7,000,000
  18,135,000 Muni. Securites Pool Trust, PFOTER, (SPA: Societe
              Generale & Ins. by MBIA),
              3.07%, VRDN (a)..................................       18,135,000

  Principal
   Amount                                                             Value
 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Pooled PFOTER:
 $ 4,865,000 PPT-6,
             (LIQ: Credit Suisse First Boston & Ins. by FSA),
             3.90%, VRDN (a)...................................    $   4,865,000
   6,660,000 PPT-8,
             (LIQ: Credit Suisse First Boston),
             3.40%, VRDN (a)...................................        6,660,000
  33,240,000 SG-P-3,
             (LIQ: Societe Generale),
             3.07%, VRDN (a)...................................       33,240,000
  42,450,000 SG-P-4,
             (LIQ: Societe Generale & Ins. by AMBAC),
             3.07%, VRDN (a)...................................       42,450,000
                                                                  --------------
                                                                     192,663,000
                                                                  --------------
             Total Municipal Obligations
              (cost $990,869,294)..............................      990,869,294
                                                                  --------------

   Shares
 MUTUAL FUND SHARES - 0.8% (cost $8,000,000)
   8,000,000 Federated Municipal Obl. Fund,
              3.12%, 3/1/99....................................   $    8,000,000
                                                                  --------------
             Total Investments -
              (cost $998,869,294).......................    99.8%    998,869,294
             Other Assets and
              Liabilities - net.........................     0.2       2,374,053
                                                           -----  --------------
             Net Assets - ..............................   100.0% $1,001,243,347
                                                           =====  ==============

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

 Variable Rate Demand Notes are payable on demand on no more than seven cal-endar days notice given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the is-suer daily, weekly or monthly depending upon the terms of the security. In-terest rates presented for these securities are those in effect at February 28, 1999.

 Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for repay-ment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender op-tion purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Ex-change Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
CDA    Community Development Administration
COLL   Collateral
COPs   Certificates of Participation
EDA    Economic Development Authority
FGIC   Financial Guaranty Insurance Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance Inc.
GNMA   Government National Mortgage Association
GO     Government Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
IFA    Industrial Finance Agency
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MSTR   Municipal Securities Trust Receipts
MTN    Medium Term Notes
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipts
RB     Revenue Bond
ROCs   Reset Option Certificates
SCSDE  South Carolina School District Education
SFHRB  Single Family Housing Revenue Bond
SPA    Securities Purchase Agreement
VRDN   Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                       Select Treasury Money Market Fund

                            Schedule of Investments
                               February 28, 1999

  Principal
    Amount                                                            Value
 U.S. TREASURY NOTES - 25.3%
 $215,000,000 6.25%, 3/31/99+..................................   $  215,122,147
   50,000,000 6.375%, 4/30/99+.................................       50,061,308
   25,000,000 6.375%, 5/15/99..................................       25,037,019
   75,000,000 6.875%, 8/31/99+.................................       75,498,676
   50,000,000 5.75%, 9/30/99...................................       50,279,368
  200,000,000 5.625%, 11/30/99.................................      201,329,865
  200,000,000 5.625%, 12/31/99.................................      201,421,727
   75,000,000 5.875%, 2/15/00..................................       75,777,867
                                                                  --------------
              Total U.S. Treasury Notes
               (cost $894,527,977).............................      894,527,977
                                                                  --------------
 REPURCHASE AGREEMENTS - 81.9%*
  180,000,000 ABN Amro, Inc.,
               4.75%, dated 2/26/99, due 3/1/99 (1)............      180,000,000
  180,000,000 Barclays Bank, PLC,
               4.75%, dated 2/22/99, due 3/1/99 (2)............      180,000,000
  222,066,745 Dean Witter Reynolds, Inc.,
               5.25%, dated 9/2/98, due 3/31/99 (3)**..........      222,066,745
  400,000,000 Deutsche Bank GC,
               4.81%, dated 2/22/99, due 3/1/99 (4)............      400,000,000
   50,625,000 Dresdner Bank AG,
               4.665%, dated 12/4/98, due 4/30/99 (5)**........       50,625,000
  180,000,000 Dresdner Bank AG,
               4.73%, dated 2/22/99, due 3/1/99 (6)............      180,000,000
  180,000,000 First Boston Corp.,
               4.75%, dated 2/22/99, due 3/1/99 (7)............      180,000,000
  180,000,000 Greenwich Capital Markets,
               4.75%, dated 2/26/99, due 3/1/99 (8)............      180,000,000
  155,000,000 HSBC Securities, Inc.,
               4.75%, dated 2/22/99, due 3/1/99 (9)............      155,000,000
  180,000,000 J.P. Morgan,
               4.73%, dated 2/26/99, due 3/1/99 (10)...........      180,000,000
   80,000,000 Lehman Brothers,
               4.70%, dated 2/26/99, due 3/1/99 (11)...........       80,000,000
  180,000,000 Merrill Lynch, Pierce, Fenner & Smith Inc.,
               4.70%, dated 2/26/99, due 3/1/99 (12)...........      180,000,000
    6,067,552 Morgan Stanley,
               4.50%, dated 2/26/99, due 3/1/99 (13)...........        6,067,552
  180,000,000 Smith Barney, Inc.,
               4.76%, dated 2/22/99, due 3/1/99 (14)...........      180,000,000
  180,000,000 Societe Generale,
               4.75%, dated 2/26/99, due 3/1/99 (15)...........      180,000,000
  Principal
    Amount                                                            Value
 REPURCHASE AGREEMENTS - continued
 $180,000,000 State Street Bank & Trust Co.,
               4.74%, dated 2/26/99, due 3/1/99 (16)...........   $  180,000,000
  180,000,000 Warburg Dillon Reed LLC,
               4.75%, dated 2/26/99,
               due 3/1/99 (17).................................      180,000,000
                                                                  --------------
              Total Repurchase Agreements
               (cost $2,893,759,297)...........................    2,893,759,297
                                                                  --------------


    Shares
 MUTUAL FUND SHARES - 0.4% (cost $12,923,332)
   12,923,332 Fidelity U.S. Treasury Portfolio.................       12,923,332
                                                                  --------------
              Total Investments -
               (cost $3,801,210,606)...................   107.6%  3,801,210,606
              Other Assets and
               Liabilities - net.......................    (7.6)   (267,828,597)
                                                          -----  --------------
              Net Assets - ............................   100.0% $3,533,382,009
                                                          =====  ==============

                              E V E R G R E E N
                      Select Treasury Money Market Fund

                       Schedule of Investments(continued)
                               February 28, 1999


 +    A portion of these securities are on loan (see Note 7).
 **   Represents collateral received for securities on loan.
 *    Collateralized by:
 (1)  $473,355,000 U.S. Treasury STRIPS, 2/15/11 to 5/15/20; value including accrued interest--$183,600,097.
 (2)  $180,851,000 U.S. Treasury Notes, 5.875% to 6.875%, 9/31/99 to
      11/15/99; value including accrued interest--$183,600,706.
 (3)  $245,450,362 GNMA, 5.50% to 17.00%, 5/15/99 to 6/15/29; value including accrued interest--$88,274,194, $26,513,000 U.S. Treasury Bills, 8/12/99; value including accrued interest--$25,957,685, $10,595,000 U.S. Treasury Bonds, 3.625% to 5.25%, 4/15/28 to
      11/15/28; value including accrued interest--$10,121,150, $74,664,000 U.S. Treasury Notes, 4.00% to 6.375%, 3/31/99 to
      8/15/02; value included accrued interest--$76,417,711, $63,924,000
      U.S. Treasury STRIPS, 5/15/99 to 11/15/26; value including accrued interest--$25,268,905, $544,065 U.S. Treasury TIGERS, 2/15/00 to
      5/15/11; value including accrued interest--$469,202.
 (4)  $1,040,746,808 GNMA, 6.00% to 9.00%, 12/15/19 to 2/15/29; value including accrued--$408,000,000.
 (5)  $36,084,000 U.S. Treasury Bonds, 12.75%, 11/15/10; value including accrued interest--$51,747,618.
 (6)  $47,823,000 U.S. Treasury Bonds, 6.00% to 7.50%, 11/15/16 to
      8/15/28; value including accrued interest--$52,591,575, $129,491,000 U.S. Treasury Notes, 4.00% to 8.50%, 4/15/00 to
      12/31/00; value included accrued interest--$131,010,852.
 (7)  $180,625,000 U.S. Treasury Notes, 5.375% to 7.25%, 3/31/99 to
      5/15/04; value including accrued interest--$185,388,018.
 (8)  $35,996,000 U.S. Treasury Bonds, 12.00% to 13.25%, 8/15/13 to
      5/15/14; value including accrued interest--$57,695,538, $118,171,000 U.S. Treasury Notes, 6.125% to 8.00%, 3/31/00 to
      8/15/04; value included accrued interest--$125,907,240.
 (9)  $417,149,000 U.S. Treasury STRIPS, 5/15/99 to 11/15/26; value including accrued interest--$158,101,301.
(10)  $182,143,000 U.S. Treasury Notes, 4.75% to 6.375%, 5/15/00 to
      2/15/04; value including accrued interest--$183,600,079.
(11)  $67,182,000 U.S. Treasury Notes, 5.25% to 8.00%, 8/15/99 to
      8/15/05; value including accrued interest--$67,348,461, $69,462,000
      U.S. Treasury STRIPS, 6.75%, 8/15/26; value including accrued interest--$14,251,519.
(12)  $138,695,000 U.S. Treasury Notes, 6.875%, 5/15/06; value including accrued interest--$153,154,162, $100,704,000 U.S. Treasury STRIPS, 8.875%, 2/15/19; value including accrued interest--$30,450,875.
(13)  $6,015,000 U.S. Treasury Notes, 5.50%, 2/28/03; value including accrued interest--$6,216,178.
(14)  $174,888,000 U.S. Treasury Notes, 6.875% to 8.750%, 11/30/99 to
      05/15/06; value including accrued interest--$183,654,142.
(15)  $161,000 U.S. Treasury Notes, 6.875%, 5/15/06; value including accrued interest--$177,816, $256,338,000 U.S. Treasury STRIPS, 5/15/05; value including accrued interest--$183,436,754.
(16)  $73,015,000 U.S. Treasury Bonds, 6.125% to 8.125%, 8/15/19 to
      11/15/27; value including accrued interest--$82,404,054, $105,935,000 U.S. Treasury Bills, 7/29/99 to 12/09/99; value including accrued interest--$103,005,985.
(17)  $161,000 U.S. Treasury Notes, 6.875%, 5/15/06; value including accrued interest--$177,816, $256,338,000 U.S. Treasury STRIPS, 5/15/05; value including accrued interest--$183,436,754.

Summary of Abbreviations:
GNMA  Government National Mortgage Association
STRIPS Separately Traded Registered Interest and Principal Securities TIGERS Treasury Investors Growth Receipt

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                    Select 100% Treasury Money Market Fund

                            Schedule of Investments
                               February 28, 1999

  Principal
    Amount                                                             Value
 U.S. TREASURY BILLS - 51.0%
 $ 31,789,000 4.33%*, 3/11/99....................................   $ 31,750,765
   18,998,000 4.31% - 4.40%*, 3/18/99............................     18,959,173
   49,759,000 4.26% - 4.27%*, 3/25/99............................     49,617,485
  113,168,000 4.485% - 4.66%*, 4/22/99...........................    112,431,531
   30,284,000 4.365%*, 4/29/99...................................     30,067,356
   64,676,000 4.36% - 4.37%*, 5/6/99.............................     64,157,856
   21,857,000 4.25% - 4.335%*, 5/20/99...........................     21,650,425
                                                                    ------------
              Total U.S. Treasury Bills
               (cost $328,634,591)...............................    328,634,591
                                                                    ------------
 U.S. TREASURY NOTES - 39.6%
      110,000 6.25%, 3/31/99.....................................        110,164
    7,170,000 7.00%, 4/15/99.....................................      7,187,435
  145,126,000 6.375% - 6.50%, 4/30/99............................    145,558,576
   12,527,000 6.25%, 5/31/99.....................................     12,565,145

  Principal
    Amount                                                             Value
 U.S. TREASURY NOTES - continued
 $  2,661,000 6.75%, 6/30/99.....................................   $  2,672,010
   20,350,000 5.875%, 7/31/99....................................     20,453,375
   30,969,000 5.875%, 8/31/99....................................     31,145,926
    3,704,000 5.875%, 11/15/99...................................      3,734,628
   14,566,000 5.625%, 11/30/99...................................     14,664,957
   16,895,000 5.875%, 2/15/00....................................     17,066,853
                                                                    ------------
              Total U.S. Treasury Notes
               (cost $255,159,069)...............................    255,159,069
                                                                    ------------
              Total Investments -
               (cost $583,793,660)........................    90.6%  583,793,660
              Other Assets and
               Liabilities - net..........................     9.4    60,754,458
                                                             -----  ------------
              Net Assets - ...............................   100.0% $644,548,118
                                                             =====  ============

*Effective yield (calculated at the date of purchase) is the yield at which the security accretes on an annual basis until maturity date.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Select Money Market Funds

                      Statements of Assets and Liabilities
                               February 28, 1999

                               Select          Select         Select         Select
                            Money Market     Municipal       Treasury     100% Treasury
                                Fund            Fund           Fund           Fund
---------------------------------------------------------------------------------------
 Assets
 Investments in
  securities.............  $5,059,313,475  $  998,869,294 $  907,451,309  $583,793,660
 Investments in
  repurchase
  agreements.............      24,212,314               0  2,893,759,297             0
---------------------------------------------------------------------------------------
 Investments at
  amortized cost.........   5,083,525,789     998,869,294  3,801,210,606   583,793,660
 Cash....................           1,526          52,833              0    35,604,985
 Interest receivable.....      27,433,669       4,632,887     23,933,719     5,912,543
 Receivable for
  securities sold........               0               0              0    21,575,147
 Receivable for Fund
  shares sold............          99,279               0              0             0
 Prepaid expenses and
  other assets...........          65,662          39,967        111,390        34,453
---------------------------------------------------------------------------------------
   Total assets..........   5,111,125,925   1,003,594,981  3,825,255,715   646,920,788
---------------------------------------------------------------------------------------
 Liabilities
 Distributions payable...      12,986,669       2,006,560     11,482,830     2,195,199
 Payable for securities
  lending................               0               0    278,854,372             0
 Payable for Fund shares
  redeemed...............          83,948               0              0             0
 Advisory fee payable....         225,033         114,964        338,377        22,875
 Distribution Plan
  expenses payable.......         905,766          53,685        657,330        43,644
 Due to other related
  parties................          94,486          21,238         84,248        17,393
 Accrued expenses and
  other liabilities......         642,126         155,187        456,549        93,559
---------------------------------------------------------------------------------------
   Total liabilities.....      14,938,028       2,351,634    291,873,706     2,372,670
---------------------------------------------------------------------------------------
 Net assets..............  $5,096,187,897  $1,001,243,347 $3,533,382,009  $644,548,118
---------------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital.........  $5,096,605,405  $1,001,133,466 $3,533,384,465  $644,392,800
 Undistributed net
  investment income......               0         109,881              0       155,318
 Accumulated net
  realized gains or
  losses on securities...        (417,508)              0         (2,456)            0
---------------------------------------------------------------------------------------
   Total net assets......  $5,096,187,897  $1,001,243,347 $3,533,382,009  $644,548,118
---------------------------------------------------------------------------------------
 Net assets consists of
 Class I.................  $2,853,494,803  $  857,241,571 $2,061,540,261  $546,122,130
 Class IS................   2,242,693,094     144,001,776  1,471,841,748    98,425,988
---------------------------------------------------------------------------------------
                           $5,096,187,897  $1,001,243,347 $3,533,382,009  $644,548,118
---------------------------------------------------------------------------------------
 Shares outstanding
 Class I.................   2,853,720,676     857,151,962  2,061,542,055   545,977,107
 Class IS................   2,242,897,791     143,982,480  1,471,841,660    98,415,693
---------------------------------------------------------------------------------------
 Net asset value per share
 Class I.................  $         1.00  $         1.00 $         1.00  $       1.00
---------------------------------------------------------------------------------------
 Class IS................  $         1.00  $         1.00 $         1.00  $       1.00
---------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Select Money Market Funds

                            Statements of Operations
                          Year Ended February 28, 1999

                              Select       Select        Select        Select
                           Money Market   Municipal     Treasury    100% Treasury
                               Fund         Fund          Fund          Fund
---------------------------------------------------------------------------------
 Investment income
 Interest...............   $187,504,846  $26,588,831  $164,198,355   $22,154,564
---------------------------------------------------------------------------------
 Expenses
 Advisory fee...........      5,052,624    1,113,470     4,657,617     1,134,410
 Distribution Plan
  expenses..............      4,207,699      251,544     3,301,223       100,747
 Administrative services
  fees..................        897,971      197,833       846,768       120,236
 Trustees' fees and
  expenses..............         85,376       15,629        85,172         7,958
 Transfer agent fee.....         27,708        1,178        37,724           449
 Custodian fees.........        767,375      258,287       672,867        96,846
 Registration and filing
  fees..................        481,506      165,469       564,231       158,601
 Organization expenses..          2,742        2,742         2,742             0
 Other..................         91,548       39,403       119,065        32,923
---------------------------------------------------------------------------------
  Total expenses........     11,614,549    2,045,555    10,287,409     1,652,170
 Less: Fee credits......       (163,094)     (37,947)     (128,584)      (19,364)
   Fee waivers and
    expense
    reimbursements......       (360,561)    (471,568)     (597,104)     (780,902)
---------------------------------------------------------------------------------
  Net expenses..........     11,090,894    1,536,040     9,561,721       851,904
---------------------------------------------------------------------------------
 Net investment income..    176,413,952   25,052,791   154,636,634    21,302,660
---------------------------------------------------------------------------------
 Net realized gains or
  losses on securities..        (70,426)     179,190           706       156,345
---------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............   $176,343,526  $25,231,981  $154,637,340   $21,459,005
---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Select Money Market Funds

                      Statements of Changes in Net Assets
                          Year Ended February 28, 1999

                                Select           Select            Select           Select
                             Money Market       Municipal         Treasury       100% Treasury
                                 Fund             Fund              Fund             Fund
------------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $    176,413,952  $    25,052,791  $    154,636,634  $    21,302,660
 Net realized gains or
  losses on securities...           (70,426)         179,190               706          156,345
------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............       176,343,526       25,231,981       154,637,340       21,459,005
------------------------------------------------------------------------------------------------
 Distributions to share-
  holders from net in-
  vestment income
 Class I.................       (90,470,553)     (21,858,290)      (91,096,717)     (19,522,149)
 Class IS................       (85,943,399)      (3,194,501)      (63,539,917)      (1,780,511)
------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........      (176,413,952)     (25,052,791)     (154,636,634)     (21,302,660)
------------------------------------------------------------------------------------------------
 Capital share transac-
  tions
 Proceeds from shares
  sold...................    16,973,312,489    2,469,570,427    11,534,563,778    1,683,680,800
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        55,547,088        2,005,608        10,002,025           65,916
 Payment for shares
  redeemed...............   (14,857,459,624)  (2,164,226,922)  (10,390,277,275)  (1,289,855,545)
 Net asset value of
  shares issued in
  acquisition of:
  CoreFund Elite Cash
   Reserve...............       657,769,349                0                 0                0
  CoreFund Elite Tax
   Free Reserve..........                 0      189,948,627                 0                0
  CoreFund Elite
   Treasury Reserve......                 0                0       117,332,798                0
------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........     2,829,169,302      497,297,740     1,271,621,326      393,891,171
------------------------------------------------------------------------------------------------
   Total increase in net
    assets...............     2,829,098,876      497,476,930     1,271,622,032      394,047,516
 Net assets
 Beginning of period.....     2,267,089,021      503,766,417     2,261,759,977      250,500,602
------------------------------------------------------------------------------------------------
 End of period...........  $  5,096,187,897  $ 1,001,243,347  $  3,533,382,009  $   644,548,118
------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......  $              0  $       109,881  $              0  $       155,318
------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Select Money Market Funds

                      Statements of Changes in Net Assets
                          Year Ended February 28, 1998

                                Select           Select           Select          Select
                             Money Market       Municipal        Treasury      100% Treasury
                                 Fund             Fund             Fund          Fund (a)
--------------------------------------------------------------------------------------------
 Operations
 Net investment income...  $     91,336,644  $    11,772,037  $    77,362,008  $  2,312,567
 Net realized gains or
  losses on securities...          (333,234)         (21,765)               0        (1,027)
--------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............        91,003,410       11,750,272       77,362,008     2,311,540
--------------------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income
 Class I.................       (48,087,627)     (10,940,574)     (30,337,499)   (2,267,246)
 Class IS................       (43,249,017)        (831,463)     (47,024,509)      (45,321)
--------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (91,336,644)     (11,772,037)     (77,362,008)   (2,312,567)
--------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    11,102,724,706    1,292,087,527    6,960,790,322   305,672,656
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........        26,164,108          806,793        7,040,441        45,452
 Payment for shares
  redeemed...............   (10,304,091,494)  (1,009,525,052)  (5,583,211,658)  (55,316,479)
--------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions..........       824,797,320      283,369,268    1,384,619,105   250,401,629
--------------------------------------------------------------------------------------------
   Total increase in net
    assets...............       824,464,086      283,347,503    1,384,619,105   250,400,602
 Net assets
 Beginning of period.....     1,442,624,935      220,418,914      877,140,872       100,000
--------------------------------------------------------------------------------------------
 End of period...........  $  2,267,089,021  $   503,766,417  $ 2,261,759,977  $250,500,602
--------------------------------------------------------------------------------------------

(a) For the period from December 8, 1997 (commencement of operations) to February 28, 1998.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Select Money Market Funds consist of Evergreen Select Money Mar-ket Fund ("Select Money Market Fund"), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund"), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund") and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund") (collectively, the "Funds"). Each Fund is a di-versified series of Evergreen Select Money Market Trust (the "Trust"), a Dela-ware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Institutional Shares ("Class I") and Institutional Service Shares ("Class IS") which are sold without a front-end sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at original cost and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are segregated by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, each Fund may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. Each Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annu-ally. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant difference between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of capital loss carryforwards acquired through fund acquisitions.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for the Class IS shares.

H. Organization Expenses
For each Fund, other than Select 100% Treasury Fund, organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares out-standing at the time of the redemption. Organization Expenses for Select 100% Treasury Fund were reflected in its operating results for the Fund's initial fiscal year.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB") serves as the investment advisor to the Funds and is paid an advisory fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets.

                                                                       Annual
                                                                    Advisory Fee
                                                                    ------------
        Select Money Market Fund...................................    0.15%
        Select Municipal Fund......................................    0.15%
        Select Treasury Fund.......................................    0.15%
        Select 100% Treasury Fund..................................    0.25%

During the year ended February 28, 1999, the amount of advisory fees waived and/or expenses reimbursed by FUNB and the impact on each Fund's expense ratio represented as a percentage of its average daily net assets were as follows:

                                                             Fees   % of Average
                                                            Waived   Net Assets
                                                           -------- ------------
        Select Money Market Fund.......................... $360,561    0.01%
        Select Municipal Fund.............................  471,568    0.06%
        Select Treasury Fund..............................  597,104    0.02%
        Select 100% Treasury Fund.........................  780,902    0.17%

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union Corpo-ration ("First Union"), serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator for each Fund. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administra-tor to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of each Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of each Fund.

During the year ended February 28, 1999, the Funds paid or accrued the follow-ing amounts for administrative and sub-administrative services:

                                               Administration Sub-administration
                                               -------------- ------------------
        Select Money Market Fund..............    $718,303         $179,668
        Select Municipal Fund.................     158,249           39,584
        Select Treasury Fund..................     680,841          165,927
        Select 100% Treasury Fund.............      96,901           23,335

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as the principal underwriter to each of the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Class IS shares currently pay a service fee equal to 0.25% of the average daily net assets of the class. Dis-tribution Plan expenses are calculated daily and paid monthly.

The Plans may be terminated at any time by vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of Class IS.

5. ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets, and assumed certain liabilities, of the following open-end management investment companies registered under the 1940 Act, through a tax free exchange of shares. The acquired net assets, valued at $1 per share, and classes of shares exchanged are as follows:

                                                      Class of      Value of
                                                       Shares      Net Assets
  Acquired Fund                Acquiring Fund        Exchanged      Acquired
------------------------------------------------------------------------------
CoreFund Elite Cash
 Reserve................. Select Money Market Fund Class I and IS $657,769,349
CoreFund Elite Tax Free
 Reserve................. Select Municipal Fund    Class I and IS  189,948,627
CoreFund Elite Treasury
 Reserve................. Select Treasury Fund     Class I and IS  117,332,798

On July 27, 1998, the aggregate net assets of the Select Money Market Fund, Se-lect Municipal Fund and Select Treasury Fund immediately after the acquisitions were $3,259,642,735, $732,088,341 and $2,907,379,461, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I shares and Class IS shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Select Money Market Fund

                                                  Year Ended February 28,
                                               ------------------------------
                                                    1999            1998
------------------------------------------------------------------------------
Class I
Shares sold...................................  9,521,437,669   4,210,325,753
Shares issued in reinvestment of
 distributions................................     13,413,769       4,406,765
Shares redeemed............................... (8,390,782,294) (3,738,159,269)
Shares issued in connection with the
 acquisition of CoreFund Elite Cash Reserve...    657,746,423               0
------------------------------------------------------------------------------
Net increase..................................  1,801,815,567     476,573,249
------------------------------------------------------------------------------
Class IS
Shares sold...................................  7,451,894,027   6,892,398,953
Shares issued in reinvestment of
 distributions................................     42,133,319      21,757,343
Shares redeemed............................... (6,466,677,330) (6,565,932,225)
Shares issued in connection with the
 acquisition of CoreFund Elite Cash Reserve...         28,779               0
------------------------------------------------------------------------------
Net increase..................................  1,027,378,795     348,224,071
------------------------------------------------------------------------------

Select Municipal Fund

                                                  Year Ended February 28,
                                                -----------------------------
                                                     1999           1998
------------------------------------------------------------------------------
Class I
Shares sold....................................  2,038,312,243  1,122,156,301
Shares issued in reinvestment of
 distributions.................................        731,373        614,402
Shares redeemed................................ (1,813,875,532)  (886,886,123)
Shares issued in connection with the
 acquisition of CoreFund Elite Tax Free
 Reserve.......................................    189,965,707              0
------------------------------------------------------------------------------
Net increase...................................    415,133,791    235,884,580
------------------------------------------------------------------------------
Class IS
Shares sold....................................    431,276,415    169,931,226
Shares issued in reinvestment of
 distributions.................................      1,274,235        192,391
Shares redeemed................................   (350,351,390)  (122,638,929)
Shares issued in connection with the
 acquisition of CoreFund Elite Tax Free
 Reserve.......................................          1,789              0
------------------------------------------------------------------------------
Net increase...................................     82,201,049     47,484,688
------------------------------------------------------------------------------

Select Treasury Fund

                                                  Year Ended February 28,
                                               ------------------------------
                                                    1999            1998
------------------------------------------------------------------------------
Class I
Shares sold...................................  6,034,259,691   3,647,541,042
Shares issued in reinvestment of
 distributions................................      1,893,286         270,054
Shares redeemed............................... (5,236,345,065) (2,758,881,077)
Shares issued in connection with the
 acquisition of CoreFund Elite Treasury
 Reserve......................................      5,032,720               0
------------------------------------------------------------------------------
Net increase..................................    804,840,632     888,930,019
------------------------------------------------------------------------------
Class IS
Shares sold...................................  5,500,302,900   3,313,249,280
Shares issued in reinvestment of
 distributions................................      8,108,739       6,770,387
Shares redeemed............................... (5,153,932,210) (2,824,330,581)
Shares issued in connection with the
 acquisition of CoreFund Elite Treasury
 Reserve......................................    112,303,677               0
------------------------------------------------------------------------------
Net increase..................................    466,783,106     495,689,086
------------------------------------------------------------------------------

Select 100% Treasury Fund

                                                    Year Ended February 28,
                                                   ---------------------------
                                                        1999        1998 (a)
-------------------------------------------------------------------------------
Class I
Shares sold.......................................  1,309,604,631  281,511,760
Shares issued in reinvestment of distributions....         23,432       40,594
Shares redeemed................................... (1,008,655,646) (36,647,664)
-------------------------------------------------------------------------------
Net increase......................................    300,972,417  244,904,690
-------------------------------------------------------------------------------

(a)For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.

                                                      Year Ended February 28,
                                                      -------------------------
                                                          1999       1998 (b)
--------------------------------------------------------------------------------
Class IS
Shares sold..........................................  374,076,169   24,160,896
Shares issued in reinvestment of distributions.......       42,484        4,858
Shares redeemed...................................... (281,199,899) (18,668,815)
--------------------------------------------------------------------------------
Net increase.........................................   92,918,754    5,496,939
--------------------------------------------------------------------------------

(b) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.

7. SECURITIES TRANSACTIONS

The Select Treasury Fund loaned securities during the year ended February 28, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. At Febru-ary 28, 1999, the value of securities on loan and the value of collateral in-cluding accrued interest amounted to $277,123,474 and $278,854,372, respective-ly. During the year ended February 28, 1999, the Fund earned $504,087 in income from securities lending, which is included in interest income on the Fund's statement of operations.

As of February 28, 1999, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                              Expiration
                                                       ------------------------
                                                        2005    2006     2007
                                                       ------ -------- --------
        Select Money Market Fund...................... $6,000 $135,000 $239,000
        Select Treasury Money Market Fund.............           2,000

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                           Total
                                                        Fee Credits % of Average
                                                         Received    Net Assets
                                                        ----------- ------------
        Select Money Market Fund.......................  $163,094      0.00%
        Select Municipal Fund..........................    37,947      0.01%
        Select Treasury Fund...........................   128,584      0.00%
        Select 100% Treasury Fund......................    19,364      0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as a Trustee. Each Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENT

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility could be accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrow-ing restrictions. Borrowings under this facility bear interest at 0.50% per an-num above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the year ended February 28, 1999, the Funds had no borrowings under these agreements.

                       Report of Independent Accountants

To the Board of Trustees and Shareholders of Evergreen Select Money Market Fund
Evergreen Select Municipal Money Market Fund
Evergreen Select Treasury Money Market Fund
Evergreen Select 100% Treasury Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Select Money Market Fund, Evergreen Select Municipal Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select 100% Treasury Money Market Fund (the "Funds"), each a series of Evergreen Select Money Market Trust, at February 28, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial state-ments") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA

April 12, 1999

                       Additional Information(unaudited)
YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DIVIDENDS

100% of the dividends distributed by Select Municipal Fund for the year ended February 28, 1999 are exempt from federal income tax, other than alternative minimum tax.

                            Evergreen Select Funds

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed Income
Intermediate Term Municipal Bond Fund

Taxable Fixed Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/Balanced
Equity Income Fund
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles
Secular Growth Fund


64486                                                           540713     04/99


                                                                 ---------------
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